Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$133	1.19%
[1]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Small Cap Growth Fund returned 23.73%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	23.73	6.19	7.98
Class A (with sales charge)	16.92	4.94	7.34
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[2]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$221	1.98%
[3]
Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Small Cap Growth Fund returned 22.75%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	22.75	5.38	7.20
Class C (with sales charge)	21.75	5.38	7.20
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[4]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class FI
Trading Symbol	LMPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$134	1.20%
[5]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Small Cap Growth Fund returned 23.73%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	23.73	6.15	7.98
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[6]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class R
Trading Symbol	LMPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$165	1.48%
[7]
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Small Cap Growth Fund returned 23.37%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	23.37	5.86	7.67
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[8]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SBPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$102	0.91%
[9]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Small Cap Growth Fund returned 24.06%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	24.06	6.47	8.29
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[10]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class IS
Trading Symbol	LMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$87	0.78%
[11]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Small Cap Growth Fund returned 24.25%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	24.25	6.61	8.44
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[12]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Small Cap Growth Fund
Class Name	Class 1
Trading Symbol	LMPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$103	0.92%
[13]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class 1 shares of ClearBridge Small Cap Growth Fund returned 24.07%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 36.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Hamilton Lane, a private equity and venture capital investor within the financials sector, amidst a secular shift by institutional and more recently wealth management clients towards alternative asset managers and private assets, delivered strong growth in assets under management which in turn drove strong earnings growth.

↑
Wingstop, operator of franchise restaurants within the consumer discretionary sector, executed crisply during the period, with quarterly operating earnings and same-store sales growth consistently beating Wall Street expectations as the company continued to raise its same-store sales guidance throughout the year. The company’s growth drivers around digital, delivery, new product introductions, and increased marketing all saw healthy returns.

↑
Monolithic Power Systems, a manufacturer of semiconductor-based power electronics for a wide variety of applications in the IT sector, saw continued demand for its power management hardware which helped drive strong performance, supported by ongoing investments in data centers and AI infrastructure.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
Grocery Outlet, a value-priced grocery chain within the consumer staples sector, faced multiple headwinds during the period, highlighted by problems with integration of its software systems that negatively impacted revenues and gross margins, the departure of its CEO, and downward revisions to its earnings and gross margin forecasts in an increasingly competitive discount grocery market.

↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class 1	24.07	6.47	8.25
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Growth Index	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,230,756,582
Holdings Count | $ / shares	84	[14]
Advisory Fees Paid, Amount	$ 27,732,349
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,230,756,582
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$27,732,349
Portfolio Turnover Rate	22%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of December 31, 2023, Jeffrey Bailin joined as portfolio manager of the Fund and Jeffery J. Russell stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.